ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
ACQUISITIONS AND DISPOSITIONS
ACQUISITIONS AND DISPOSITIONS
Energy
Ontario Solar
As part of a purchase agreement with Canadian Solar Solutions Inc. signed in 2011, TransCanada completed the acquisition of three Ontario solar facilities for $181 million in September 2014 and acquired a fourth facility for $60 million in December 2014. In 2013, TransCanada completed the acquisition of four solar facilities for $216 million. The Company's total investment in the eight solar facilities is $457 million. All power produced by the solar facilities is sold under 20-year PPAs with the Ontario Power Authority.

Cancarb
On April 15, 2014, TransCanada sold Cancarb Limited and its related power generation for aggregate gross proceeds of $190 million. Please refer to Note 6 for further information on the sale.
CrossAlta
In December 2012, TransCanada purchased BP's 40 per cent interest in the assets of the Crossfield Gas Storage facility and BP's interest in CrossAlta Gas Storage & Services Ltd. (collectively CrossAlta) for $214 million in cash, net of cash acquired, resulting in the Company owning and operating 100 per cent of these operations.
The Company measured the assets and liabilities acquired at fair value and the transaction resulted in no goodwill. Upon completion of the acquisition, TransCanada began consolidating CrossAlta. Prior to the acquisition, TransCanada applied equity accounting to its 60 per cent ownership interest in CrossAlta.
Natural Gas Pipelines
TC PipeLines, LP
On October 1, 2014, TransCanada completed the sale of its remaining 30 per cent interest in Bison Pipeline LLC
(Bison LLC) to TC PipeLines, LP for an aggregate purchase price of US$215 million.
In July 2013, TransCanada completed the sale of a 45 per cent interest in each of GTN LLC and Bison LLC to TC PipeLines, LP for an aggregate purchase price of US$1.05 billion, which included US$146 million of long-term debt for 45 per cent of GTN LLC debt outstanding, plus normal closing adjustments. GTN LLC and Bison LLC own the GTN and Bison natural gas pipelines, respectively.
In May 2013, TC PipeLines, LP completed a public offering of 8,855,000 common units at a price of US$43.85 per unit, resulting in gross proceeds of approximately US$388 million and net proceeds of US$373 million after unit issuance costs. TransCanada contributed approximately US$8 million to maintain its two per cent general partnership interest and did not purchase any other units. Upon completion of this offering, TransCanada’s ownership interest in TC PipeLines, LP decreased from 33.3 per cent to 28.9 per cent and an after-tax dilution gain of $29 million ($47 million pre-tax) was recorded in Additional Paid-In Capital.
Gas Pacifico/INNERGY
On November 26, 2014, TransCanada sold its 30 per cent equity investments in Gas Pacifico and INNERGY for aggregate gross proceeds of $9 million and recognized a gain of $9 million ($8 million after tax).